Income Taxes (Details) - CHF (SFr) SFr in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Income Taxes And Deferred Taxes [Line Items]
Tax loss carryforwards		SFr 212,218
Average effective tax rate	0.00%